Financial Instruments - Pre-tax Gains (Losses) on Consolidated Statements of Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flow Hedges
Foreign exchange contracts-accumulated other comprehensive income (effective portion)	$ 48	$ (72)	$ (19)
Foreign exchange contracts-accumulated other comprehensive income (effective portion)	5	13	(39)
Interest Expense [Member]
Fair Value Hedges
Interest rate derivatives	(12)	(33)	(8)
Gains/(losses) on hedged items	12	33	8
Cash Flow Hedges
Interest rate derivatives-Reclassified from accumulated other comprehensive income (effective portion)		(4)	(7)
Net sales [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (effective portion)	6	55	16
Cost of Goods Sold [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (effective portion)	(47)	(4)	(211)
Other, Net [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (effective portion)	10	(5)	(10)
Not Designated as Hedges
Not Designated as Hedges, Foreign exchange contracts	$ (3)	$ (231)	$ 115